Provisions	12 Months Ended
Jun. 30, 2018
Provisions [abstract]
Provisions
18.	Provisions

The Group is subject to claims, lawsuits and other legal proceedings in the ordinary course of business, including claims from clients where a third party seeks reimbursement or damages. The Group’s responsibility under such claims, lawsuits and legal proceedings cannot be estimated with certainty. From time to time, the status of each major issue is evaluated and its potential financial exposure is assessed. If the potential loss involved in the claim or proceeding is deemed probable and the amount may be reasonably estimated, a liability is recorded. The Group estimates the amount of such liability based on the available information and in accordance with the provisions of the IFRS. If additional information becomes available, the Group will make an evaluation of claims, lawsuits and other outstanding proceeding, and will revise its estimates.

The following table shows the movements in the Group's provisions categorized by type:

	Legal claims (i)	Investments in associates and joint ventures (ii)	Site dismantling and remediation (iii)	Onerous contracts (iv)	Other provisions (v)	Total
As of June 30, 2016	689	45	114	296	427	1,571
Additions	246	105	-	20	131	502
Incorporated by business combination	2	-	-	-	-	2
Recovery	(104)	(80)	-	(135)	-	(319)
Used during the year	(151)	-	-	-	(68)	(219)
Currency translation adjustment	139	2	26	39	90	296
As of June 30, 2017	821	72	140	220	580	1,833
Additions	299	2,380	10	5	-	2,694
Incorporated by business combination	10	-	-	-	-	10
Recovery	(88)	-	(48)	(123)	48	(211)
Used during the year	(202)	-	-	-	-	(202)
Deconsolidation (see Note 4.G.)	(273)	-	-	(174)	-	(447)
Currency translation adjustment	461	-	61	73	330	925
As of June 30, 2018	1,028	2,452	163	1	958	4,602

	June 30, 2018	June 30, 2017
Non-current	3,549	943
Current	1,053	890
Total	4,602	1,833

(i)    Additions and recoveries are included in "Other operating results, net".

(ii)   Corresponds to the equity interest in New Lipstick with negative equity. Additions and recoveries are included in "Share of profit / (loss) of associates and joint ventures".

(iii)   The Group’s companies are required to recognize certain costs related to the dismantling of assets and remediation of sites from the places where such assets are located. The calculation of such expenses is based on the dismantling value for the current year, taking into consideration the best estimate of future changes in prices, inflation, etc. and such costs are capitalized at a risk-free interest rate. Volume projections for retired or built assets are recast based on expected changes from technological rulings and requirements.

(iv)   Provisions for other contractual obligations include a series of obligations resulting from a contractual liability or law, regarding which there is a high degree of uncertainty as to the terms and the necessary amounts to discharge such liability.

(v)   In November 2009, PBC’s Audit Committee and Board of Directors approved the agreement with Rock Real whereby the latter would look for and propose to PBC the acquisition of commercial properties outside Israel, in addition to assisting in the negotiations and management of such properties. In return, Rock Real would receive 12% of the net income generated by the acquired property. Pursuant to amendment 16 of the Israel Commercial Act 5759-1999, the agreement must be ratified by the Audit Committee before the third year after the effective date; otherwise, it expires. The agreement has not been ratified by the audit committee within such three-year term, so in January 2017 PBC issued a statement that hinted at the expiration of the agreement and informed that it would begin negotiations to reduce the debt that currently amounts to NIS 106 (equivalent to Ps. 836 of these Consolidated Financial Statements). The parties have appointed an arbitrator that should render a decision on the dispute. The remaining corresponds to provisions related to investment properties.

Dolphin

In September 2016, a former non-controlling shareholder of IDBD (the "Petitioner") filed a petition with the district court of Be'er Sheva against Dolphin Netherlands, IFISA and Mr. Eduardo Elsztain (jointly referred to as "Dolphin"), to initiate a claim under a collective action (the “Petition”). The Petitioner argues that in executing the modified tender offer of IDBH (a former controlling company of IDBD), as explained in Note 4.H.a), the non-controlling shareholders of IDBD, which voted against the modification of the tender offer, were forced to sell their shares at a value that differed from the value initially agreed upon and that, therefore, Dolphin should compensate them for an estimated amount of NIS 158 (equivalent to Ps. 754 as of the date of these Consolidated Financial Statements). In July 2017, Dolphin filed a motion to dismiss the Petition. Our legal advisors consider that the collective petition will probably be dismissed by the Court. If not dismissed, Dolphin will have to file an answer to the Petition within the 60 days following the Court’s decision regarding the motion to dismiss.

IRSA

On February 23, 2016, a class action was filed against IRSA, Cresud and some first-line managers and directors at the District Court of the USA for the Central District of California. The complaint, on behalf of people holding American Depositary Receipts of the Company between November 3, 2014 and December 30, 2015, claims presumed violations to the US federal securities laws. In addition, it argues that defendants have made material misrepresentations and made some omissions related to the Company’s investment in IDBD.

Such complaint was voluntarily waived on May 4, 2016 by the plaintiff and filed again on May 9, 2016 with the US District Court for the Eastern District of Pennsylvania.

Furthermore, the Companies and some of its first-line managers and directors are defendants in a class action filed on April 29, 2016 with the US District Court for the Eastern District of Pennsylvania. The complaint, on behalf of people holding American Depositary Receipts of the Companies between May 13, 2015 and December 30, 2015, presumes violations to the US federal securities laws. In addition, it argues that defendants have made material misrepresentations and made some omissions related to the investment of the Company's subsidiary, IRSA, in IDBD.

Subsequently, the Companies requested the transfer of the claim to the district of New York, which was accepted.

On December 8, 2016, the Court appointed the representatives of each presumed class as primary plaintiffs and the lead legal advisor for each of the classes. On February 13, 2017, the plaintiffs of both classes filed a document containing certain amendments. The companies filed a petition requesting that the class action brought by shareholders should be dismissed. On April 12, 2017, the Court suspended the class action filed by shareholders until the Court decides on the petition of dismissal of such class action. Filing information on the motion to dismiss the collective remedy filed by shareholders of IRSA was completed on July 7, 2017. The Court has yet to render a decision on the motion to dismiss.

The companies hold that such allegations are meritless and will continue making a strong defense in both actions.

Claims against Cellcom and its subsidiaries

In the ordinary course of business, Cellcom receives various consumer complaints, mainly through collective actions. They allege excess collections, breach of agreements with customers and failure to comply with established norms or licenses, which could cause harm to consumers.

In addition, the company receives other claims from employees, subcontractors, suppliers and authorities, generally in relation to non-compliance with the provisions of the law with respect to payments upon termination of employment relationships, breach of contracts, violation of copyright and patents or disputes for payments demanded by the authorities.

Claims against PBC

On July 4, 2017, PBC was served notice from the tax authority of Israel of income tax official assessments based on a “better assessment” of taxes for the years 2012-2015, and concluded that PBC is required to pay approximately
NIS 187 (including interest) since compensation of losses is not admitted.

In the opinion of legal advisors to PBC, the company has sound arguments against the Revenue Administration’s position and will file its objection to it. As of the date of these Consolidated Financial Statements, there is no provision in relation to this claim.